Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Carrying Amount of Goodwill Attributed to Reporting Segment

The carrying amount of goodwill attributed to each reporting segment was as follows:

(in thousands)	Water Resources	Inliner	Heavy Civil	Geo- construction	Mineral Exploration	Energy	Energy Services	Other		Total
Balance February 1, 2011	$17,084	$29,727	$44,551	$10,621	$—	$950	$445	$		$103,378
Additions	—	2,318	—	—	—	—	—		—	2,318
Impairment of goodwill	(17,084)	(23,130)	(44,551)	—	—	(950)	(445)			(86,160)

Balance January 31, 2012	—	8,915	—	10,621	—	—	—		—	19,536
Additions	—	—	—	4,025	—	—	—		—	4,025

Balance January 31, 2013	$—	$8,915	$—	$14,646	$—	$—	$—		$—	$23,561

Accumulated goodwill impairment losses	$(17,084)	$(23,130)	$(44,551)	$—	$(20,225)	$(950)	$(445)	$		$(106,385)

Schedule of Other Intangible Assets

Other intangible assets consisted of the following as of January 31:

	2013			2012
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Weighted Average Amortization Period in Years
Amortizable intangible assets:
Tradenames	$8,008	$(3,798)	14	$10,950	$(4,855)	14
Customer/contract-related	3,340	(3,215)	1	2,340	(1,526)	2
Patents	3,012	(1,634)	15	4,616	(1,372)	12
Software and licenses	2,747	(919)	3	1,289	(286)	3
Non-competition agreements	680	(255)	6	705	(165)	6
Other	1,600	(726)	21	1,160	(590)	24

Total intangible assets	$19,387	$(10,547)		$21,060	$(8,794)

Schedule of Amortization Expense	Amortization expense for the subsequent five fiscal years is estimated as follows:

(in thousands)	Amount
2014	$1,969
2015	1,598
2016	1,338
2017	932
2018	842